Shareholders' equity and reserves (Details - Stock options) - Stock Options [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, beginning balance | shares	806,061	528,283
Weighted average exercise price, beginning balance | $ / shares	$ 0.70	$ 0.69
Number of shares, granted | shares	2,454,040	277,778
Weighted average exercise price, granted | $ / shares	$ 0.38	$ 0.50
Number of shares, expired | shares	(252,525)	0
Weighted average exercise price, expired | $ / shares	$ 0.87	$ 0
Number of shares outstanding, ending balance | shares	3,007,576	806,061
Weighted average exercise price, ending balance | $ / shares	$ 0.42	$ 0.70